Chapter 11 Reorganization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule Liabilities Subject to Compromise

The following table summarizes the components of liabilities subject to compromise included on the Condensed Consolidated Balance Sheet as of March 31, 2013 and December 31, 2012:

(in millions)
	March 31, 2013	December 31, 2012
Long-term debt	$1,198	$1,198
Estimated allowed claims on aircraft lease and debt obligations and facility lease and bond obligations	3,971	3,716
Pension and postretirement benefits	1,237	1,250
Accounts payable and other accrued liabilities	385	442
Other	(12)	—

Total liabilities subject to compromise	$6,779	$6,606

Liabilities Subject to Compromise

The following table summarizes the components of liabilities subject to compromise included on the Consolidated Balance Sheet as of December 31, 2012 and 2011:

(in millions)
	2012	2011
Long-term debt	$1,198	$2,482
Estimated allowed claims on aircraft lease and debt obligations and facility lease and bond obligations	3,716	1,868
Pension and postretirement benefits	1,250	—
Accounts payable and other accrued liabilities	442	489
Other	—	4

Total liabilities subject to compromise	$6,606	$4,843

Schedule of Liabilities Subject to Compromise, Debt

Long-term debt, including undersecured debt, classified as subject to compromise as of March 31, 2013 and December 31, 2012 consisted of (in millions):

	March 31, 2013	December 31, 2012
Secured variable and fixed rate indebtedness due through 2023 (effective rates from 1.00%—13.00% at March 31, 2013)	$172	$172
6.00%—8.50% special facility revenue bonds due through 2036	186	186
6.25% senior convertible notes due 2014	460	460
9.00%—10.20% debentures due through 2021	214	214
7.88%—10.55% notes due through 2039	166	166

	$1,198	$1,198

Long-term debt, including undersecured debt, classified as subject to compromise as of December 31, 2012 and 2011 consisted of (in millions):

	2012	2011
Secured variable and fixed rate indebtedness due through 2023 (effective rates from 1.00%—13.00% at December 31, 2012)	$172	$1,456
6.00%—8.50% special facility revenue bonds due through 2036	186	186
6.25% senior convertible notes due 2014	460	460
9.0%—10.20% debentures due through 2021	214	214
7.88%—10.55% notes due through 2039	166	166

	$1,198	$2,482

Schedule Of Reorganization Items

The following table summarizes the components included in reorganization items, net on the Consolidated Statements of Operations for the three months ended March 31, 2013 and March 31, 2012:

(in millions)
	Three Months Ended March 31,
	2013	2012
Pension and postretirement benefits	$—	$—
Aircraft and facility financing renegotiations and rejections(1)(2)(3)	136	1,356
Professional fees	39	45
Other	(15)	—

Total reorganization items, net	$160	$1,401

(1)

Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to the rejection or modification of financings related to aircraft. The Debtors record an estimated claim associated with the rejection or modification of a financing when the applicable motion is filed with the Bankruptcy Court to reject or modify such financing and the Debtors believe that it is probable the motion will be approved, and there is sufficient information to estimate the claim. Modifications of the financings related to certain aircraft remain subject to conditions, including reaching agreement on definitive documentation. See above, “Special Protection Applicable to Leases and Secured Financing of Aircraft and Aircraft Equipment,” for further information.

(2)

Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to entry of orders treating as unsecured claims with respect to facility agreements supporting certain issuances of special facility revenue bonds. The Debtors record an estimated claim associated with the treatment of claims with respect to facility agreements when the applicable motion is filed with the Bankruptcy Court and the Debtors believe that it is probable that the motion will be approved, and there is sufficient information to estimate the claim. See above, “Rejection of Executory Contracts,” for further information.

(3)

Pursuant to the Support Agreement, as defined and further described in Note 13 to the Condensed Consolidated Financial Statements, the Debtors agreed to allow certain post-petition unsecured claims on obligations. As a result, the Company recorded reorganization charges to adjust estimated allowed claim amounts previously recorded on rejected special facility revenue bonds of $127 million, which is included in the table above.

The following table summarizes the components included in reorganization items, net on the Consolidated Statements of Operations for the years ended December 31, 2012 and 2011:

(in millions)
	2012	2011
Pension and postretirement benefits	$(66)	$—
Aircraft and facility financing renegotiations and rejections(1)(2)	1,950	102
Professional fees	229	14
Other	95	2

Total reorganization items, net	$2,208	$118

(1)

Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to the rejection or modification of financings related to aircraft. The Debtors record an estimated claim associated with the rejection or modification of a financing when the applicable motion is filed with the Bankruptcy Court to reject or modify such financing and the Debtors believe that it is probable the motion will be approved, and there is sufficient information to estimate the claim. Modifications of the financings related to aircraft remain subject to conditions, including reaching agreement on definitive documentation. See above, “Special Protection Applicable to Leases and Secured Financing of Aircraft and Aircraft Equipment,” for further information.

(2)

Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to entry of orders treating as unsecured claims with respect to facility agreements supporting certain issuances of special facility revenue bonds. The Debtors record an estimated claim associated with the treatment of claims with respect to facility agreements when the applicable motion is filed with the Bankruptcy Court and the Debtors believe that it is probable that the motion will be approved, and there is sufficient information to estimate the claim. See above, “Rejection of Executory Contracts,” for further information.